REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($)
Revenue from Contract with Customer [Abstract]
Accumulated amortization of other deferred costs	$ 4.5